STOCK-BASED COMPENSATION PLANS - Income Statement Impact from Stock Options (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 196	$ 189	$ 197
Stock Incentive Plan | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	50	52	48
Future income tax benefit recognized	$ 10	$ 12	$ 11